Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Inventory recognized as expense	$ 89.3
Amount transfer from inventories to mining rigs	595.9	16.7
Write-down or reserve of write-down of inventory	$ 3.9